Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2010 Portfolio	Apr. 29, 2023
VIP Investor Freedom 2010 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(13.50%)
Past 5 years	2.76%
Past 10 years	4.89%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXWFS
Average Annual Return:
Past 1 year	(12.89%)
Past 5 years	2.59%
Past 10 years	4.76%